SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Reverse Stock Split and Changes to Company's Preferred Stock ) (Details)	Dec. 31, 2015 $ / shares shares	Jul. 23, 2015 shares	Jun. 11, 2015 $ / shares	May. 26, 2015	Dec. 31, 2014 $ / shares shares
Restructuring Cost and Reserve [Line Items]
Common stock, par value | $ / shares	$ 0.001		$ 0.001		$ 0.001
Reverse stock split ratio			85
Common stock, shares authorized	675,000,000	675,000,000			675,000,000
Preferred stock, shares authorized		75,000,000
Capital stock, shares authorized		750,000,000
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Reverse stock split ratio				40
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Reverse stock split ratio				100